First Trust S-Network Streaming and Gaming ETF Average Annual Total Returns		12 Months Ended	35 Months Ended	60 Months Ended	99 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S-Network Streaming & Gaming Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		20.26%	6.32%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.49%	8.29%	10.06%	10.90%
First Trust S-Network Streaming and Gaming ETF
Prospectus [Line Items]
Average Annual Return, Percent		19.22%	5.34%
Performance Inception Date	Jan. 25, 2022
First Trust S-Network Streaming and Gaming ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		19.22%	5.14%
First Trust S-Network Streaming and Gaming ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.38%	4.01%